Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Deferred Income Tax Assets
Stock-based compensation expense	$ 945	$ 909
Accruals, reserves, and other expenses	5,509	5,050
Loss and credit carryforwards	2,124	2,114
Amortization	3,843	4,118
Leasing liabilities	22,275	12,874
Unearned revenue	5,515	4,324
Book/tax basis differences in investments and debt	0	303
Capitalized research and development	15,305	16,891
Other	545	529
Deferred income tax assets	56,061	47,112
Less valuation allowance	(1,332)	(1,169)
Deferred income tax assets, net of valuation allowance	54,729	45,943
Deferred Income Tax Liabilities
Book/tax basis differences in investments and debt	(2,972)	0
Leasing assets	(21,474)	(12,696)
Depreciation	(17,675)	(5,699)
Deferred tax on foreign earnings	(396)	(1,148)
Other	(152)	(127)
Deferred income tax liabilities	(42,669)	(19,670)
Net deferred income tax assets	12,060	26,273
Long-term deferred income tax liabilities	(3,054)	(2,835)
Other Long-term Assets
Deferred Income Tax Liabilities
Other long-term assets	$ 15,114	$ 29,108